COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 99.0%
	ASSET MANAGEMENT - 5.4%
18,036	Brookfield Infrastructure Corporation, Class A	$ 779,335
9,949	Cohen & Steers, Inc.	719,910
9,826	Hamilton Lane, Inc., Class A	764,463
38,238	Kennedy-Wilson Holdings, Inc.	638,957
		2,902,665
	BANKING - 6.3%
21,698	Bank OZK	998,760
37,261	Home BancShares, Inc.	897,990
9,521	Popular, Inc.	679,799
10,498	Prosperity Bancshares, Inc.	771,498
		3,348,047
	BIOTECH & PHARMA - 1.2%
16,540	Perrigo Company plc	623,393

	CABLE & SATELLITE - 1.4%
1,099	Cable One, Inc.	758,980

	CHEMICALS - 2.4%
32,134	Element Solutions, Inc.	660,032
3,143	Quaker Houghton	615,337
		1,275,369
	COMMERCIAL SUPPORT SERVICES - 6.0%
17,364	ABM Industries, Inc.	840,591
26,580	GFL Environmental, Inc.	807,235
7,049	Insperity, Inc.	874,710
3,662	UniFirst Corporation	718,228
		3,240,764
	CONSTRUCTION MATERIALS - 1.5%
3,021	Carlisle Companies, Inc.	780,083

	ELECTRICAL EQUIPMENT - 3.8%
11,261	BWX Technologies, Inc.	688,160
11,617	Cognex Corporation	550,878

COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	ELECTRICAL EQUIPMENT - 3.8% (Continued)
2,991	Littelfuse, Inc.	$ 773,861
		2,012,899
	ENGINEERING & CONSTRUCTION - 1.5%
5,676	Tetra Tech, Inc.	776,988

	FORESTRY, PAPER & WOOD PRODUCTS - 1.4%
8,829	UFP Industries, Inc.	755,144

	GAS & WATER UTILITIES - 1.3%
5,307	Chesapeake Utilities Corporation	679,774

	HEALTH CARE FACILITIES & SERVICES - 8.0%
1,892	Chemed Corporation	986,829
12,146	Encompass Health Corporation	686,492
11,169	Ensign Group, Inc. (The)	999,401
5,463	Quest Diagnostics, Inc.	755,861
8,758	US Physical Therapy, Inc.	887,448
		4,316,031
	HOUSEHOLD PRODUCTS - 1.8%
8,056	Inter Parfums, Inc.	970,023

	INDUSTRIAL REIT - 1.3%
11,566	Terreno Realty Corporation	719,521

	INSURANCE - 2.4%
6,103	Globe Life, Inc.	742,674
1,706	Kinsale Capital Group, Inc.	543,702
		1,286,376
	INTERNET MEDIA & SERVICES - 2.0%
13,611	Shutterstock, Inc.	1,023,819

	LEISURE FACILITIES & SERVICES - 6.4%
4,394	Churchill Downs, Inc.	1,079,957
2,167	Domino's Pizza, Inc.	637,120

COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	LEISURE FACILITIES & SERVICES - 6.4% (Continued)
18,615	Travel + Leisure Company	$ 780,899
5,543	Wingstop, Inc.	944,250
		3,442,226
	LEISURE PRODUCTS - 1.7%
10,650	Brunswick Corporation	931,023

	MACHINERY - 2.9%
3,415	Nordson Corporation	750,071
7,172	Standex International Corporation	829,657
		1,579,728
	MEDICAL EQUIPMENT & DEVICES - 3.0%
15,045	LeMaitre Vascular, Inc.	753,905
4,486	STERIS plc	843,503
		1,597,408
	OIL & GAS PRODUCERS - 5.9%
6,012	Chord Energy Corporation	809,335
9,064	Civitas Resources, Inc.	636,021
1,703	Diamondback Energy, Inc.	239,408
10,479	Matador Resources Company	563,665
29,174	Northern Oil and Gas, Inc.	905,561
		3,153,990
	PUBLISHING & BROADCASTING - 1.5%
4,455	Nexstar Media Group, Inc.	828,185

	REAL ESTATE SERVICES - 1.1%
48,034	eXp World Holdings, Inc.	580,251

	RESIDENTIAL REIT - 1.4%
15,564	NexPoint Residential Trust, Inc.	753,764

	RETAIL - CONSUMER STAPLES - 1.4%
3,662	Casey's General Stores, Inc.	761,513

COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	RETAIL - DISCRETIONARY - 2.4%
3,937	Advance Auto Parts, Inc.	$ 570,708
13,885	Monro, Inc.	700,359
		1,271,067
	SEMICONDUCTORS - 6.6%
10,986	Entegris, Inc.	936,337
15,991	Kulicke & Soffa Industries, Inc.	852,320
10,040	Power Integrations, Inc.	825,790
6,653	Universal Display Corporation	903,810
		3,518,257
	SPECIALTY FINANCE - 1.5%
18,585	Air Lease Corporation	804,359

	STEEL - 1.9%
4,150	Reliance Steel & Aluminum Company	1,028,536

	TECHNOLOGY SERVICES - 7.7%
8,617	Booz Allen Hamilton Holding Corporation	816,289
5,304	Broadridge Financial Solutions, Inc.	746,697
1,831	FactSet Research Systems, Inc.	759,041
4,089	Jack Henry & Associates, Inc.	671,577
3,021	Morningstar, Inc.	626,344
13,550	TTEC Holdings, Inc.	545,523
		4,165,471
	TELECOMMUNICATIONS - 1.4%
11,658	Cogent Communications Holdings, Inc.	754,739

	TRANSPORTATION & LOGISTICS - 1.6%
4,761	Landstar System, Inc.	860,741

	TRANSPORTATION EQUIPMENT - 1.5%
17,042	Allison Transmission Holdings, Inc.	809,495

COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	WHOLESALE - DISCRETIONARY - 1.4%
2,106	Pool Corporation	$ 751,547

	TOTAL COMMON STOCKS (Cost $49,363,777)	53,062,176

	TOTAL INVESTMENTS - 99.0% (Cost $49,363,777)	$ 53,062,176
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.0%	513,437
	NET ASSETS - 100.0%	$ 53,575,613

PLC	- Public Limited Company
REIT	- Real Estate Investment Trust